NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
NOTES PAYABLE
NOTES PAYABLE
9	NOTES PAYABLE

Notes payable consisted of the following as of June 30, 2014 and December 31, 2013:

Description	InterestRate	Maturity	June 30,2014	December31, 2013

Short-Term
Owl Holdings	-	-	$3,000	$3,000
Strategic IR	-	-	60,000	-
Total Short-Term Notes Payable			63,000	3,000

Long-Term
JAZ-CEH Holdings, LLC	7.5%	October 31, 2015	105,000	105,000
Accrued interest			5,464	1,532
Total Long-Term Notes Payable			110,464	106,532

Total Notes Payable			$173,464	$109,532

Owl Holdings

The note payable advanced by Owl Holdings to the Company has no interest rate and is repayable on demand.

Strategic IR

The notes payable advanced by strategic IR to the Company has no interest rate and is repayable on demand. This loan was repaid in full on July 2, 2014.

JAZ-CEH Holdings, LLC

In October 2013, Novas Energy USA, Inc, entered into an unsecured promissory note with JAZ-CEH Holdings LLC with a face value of $105,000. The note bears interest at 7.5% per annum and matures on October 31, 2015.

NOTES PAYABLE.
7	NOTES PAYABLE

Notes payable consisted of the following as of December 31, 2013:

Description	InterestRate	Maturity	December 31, 2013

Short-Term
Owl Holdings	-	-	$3,000
Total Short-Term Notes Payable			3,000

Long-Term
JAZ-CEH Holdings, LLC	7.5%	October 31,2015	105,000
Accrued interest			1,532
Total Long-Term Notes Payable			106,532

Total Notes Payable			$109,532

Owl Holdings

The note payable advanced by Owl Holdings to the Company has no interest rate and is repayable on demand.

JAZ-CEH Holdings, LLC

In October 2013, Novas Energy USA, Inc, entered into an unsecured promissory note with JAZ-CEH Holdings LLC with a face value of $105,000. The note bears interest at 7.5% per annum and matures on October 31, 2015.

Notes payable to Pansies Limited

In terms of assignment agreements entered into, the following notes payable advanced to Novas Energy USA, Inc. by Pansies Limited, including accrued interest thereon of $22,074, were assigned to Strategic IR and then converted to 4,035,744 common shares of the Company at a conversion price of $0.10 per share, effective December 31, 2013:

Description	Interest Rate	Maturity	Amount

Short-Term
Pansies Limited	8%	March 5, 2014	$66,000
Pansies Limited	8%	March 22, 2014	56,000
Pansies Limited	8%	April 5, 2014	109,500
Pansies Limited	8%	May 7, 2014	100,000
Pansies Limited	8%	June 10, 2014	50,000
			$381,500

These notes, each had an interest rate of 8% per annum, calculated on a 360 day year with maturity dates as disclosed above. The Pansies Limited notes were funded pursuant to a Credit Agreement that allows for loans to be made to Novas up to an aggregate of $500,000. Each loan under the Credit Agreement was evidenced by a note which matured one year from the date of issuance.

Notes payable to Strategic IR

In terms of assignment agreements entered into, the $30,000 8% note payable, maturing on June 25, 2014, advanced to Novas Energy USA, Inc. by Strategic IR, including accrued interest thereon of $1,236, was converted to 312,361 common shares of the Company at a conversion price of $0.10 per share, effective December 31, 2013.

Notes payable to Anuta Limited

In terms of assignment agreements entered into, the $500,000 8% note payable, maturing on February 1, 2016, advanced to Novas Energy USA, Inc. by Anuta limited, was assigned to a third party, the accrued interest thereon of $36,912, was assigned to Strategic IR and both the note and accrued interest thereon was converted into 5,369,120 common shares of the Company at a conversion price of $0.10 per share, effective December 31, 2013.